BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-6952
Brandon.Cage@PacificLife.com
July 24, 2009
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Re:	Registration Statement for the Pacific Destinations Individual Flexible Premium Deferred Variable Annuity (File Number to be Assigned) funded by Separate Account A (File Number 811-09203) of Pacific Life & Annuity Company; Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Destinations Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Destinations” or “Contract”), which is funded by the Separate Account.
PL&A is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”
The prospectus for Pacific Destinations is based on, and is substantially similar to, the prospectus for the Pacific Voyages Individual Flexible Premium Deferred Variable Annuity (File No. 333-136598) (“Pacific Voyages”) offered by PL&A. The staff previously reviewed the Pacific Voyages disclosure in connection with its review of the Initial N-4 filing (filed August 14, 2006), Pre-Effective Amendment No.1 (filed November 8, 2006) and Pre-Effective Amendment No. 2 (filed on December 6, 2008) of Pacific Voyages. In addition, the staff previously reviewed disclosure for the optional benefit rider in connection with its review of Automatic Income Builder and for other features like the Custom Model program which was filed under Pacific Voyages (File No. 333-136597; filed July 2, 2008) offered by Pacific Life Insurance Company.
By copy of this letter, we are sending an electronic copy of the Pacific Destinations prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the current Pacific Voyages prospectus and SAI.
The prospectus disclosure included in Pacific Destinations differs materially from the current Pacific Voyages prospectus as follows:
1. There is a front end sales charge; also offers a Letter of Intent feature to provide ways to reduce the sales charge.
2. Different base contract fees (M&E, Admin, etc.).
3. Some Investment Options are only available through an asset allocation model and are not available for investment as individual Investment Options.

Securities and Exchange Commission
Registration Statement for Pacific Destinations on behalf of PL&A
July 24, 2009

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,

/s/ BRANDON J. CAGE

Brandon J. Cage